UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03954

Dreyfus Tax Exempt Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	1/31
Date of reporting period:	4/30/2016

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Cash Management
April 30, 2016 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments - 92.3%	Rate (%)	Date	Amount ($)		Value ($)
California - 92.3%
ABAG Finance Authority for Nonprofit
Corporations,
Revenue (California Alumni Association
Project) (LOC; Bank of America)	0.44	5/7/16	3,775,000	[a]	3,775,000
California,
CP (LOC; Royal Bank of Canada)	0.13	5/11/16	3,500,000		3,500,000
California,
CP (LOC; Royal Bank of Canada)	0.07	5/25/16	4,700,000		4,700,000
California,
CP (LOC; Royal Bank of Canada)	0.07	5/25/16	4,700,000		4,700,000
California,
CP (LOC; U.S. Bank NA)	0.11	5/11/16	3,400,000		3,400,000
California,
GO Notes (LOC; Sumitomo Mitsui
Banking Corp.)	0.40	5/7/16	6,000,000	[a]	6,000,000
California Department of Water Resource,
Water Revenue, CP (Liquidity Facility;
Bank of Montreal)	0.46	5/27/16	4,385,000		4,385,000
California Enterprise Development
Authority,
IDR (Tri Tool Inc. Project) (LOC;
Comerica Bank)	0.51	5/7/16	7,830,000	[a]	7,830,000
California Enterprise Development
Authority,
Recovery Zone Facility Revenue
(Regional Properties, Inc. Project) (LOC;
FHLB)	0.44	5/7/16	15,000,000	[a,b]	15,000,000
California Health Facilities Financing
Authority,
Health Facility Revenue (Catholic
Healthcare West Loan Program)
(Liquidity Facility; Mizuho Bank, Ltd.)	0.40	5/7/16	16,500,000	[a]	16,500,000
California Health Facilities Financing
Authority,
Revenue (Saint Joseph Health System)
(LOC; Union Bank NA)	0.43	5/7/16	17,000,000	[a]	17,000,000
California Health Facility Finance
Authority,
CP (Kaiser Permanente)	0.45	5/17/16	28,200,000		28,200,000
California Infrastructure and Economic
Development Bank,
(Alegacy Foodservice Products Group,
Inc. and Eagleware Manufacturing
Company, Inc. Project) (LOC; Wells
Fargo Bank)	0.44	5/7/16	4,125,000	[a]	4,125,000
California Infrastructure and Economic
Development Bank,
Revenue (Goodwill Industries of Orange
County, California) (LOC; Wells Fargo
Bank)	0.44	5/7/16	1,175,000	[a]	1,175,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Short-Term Investments - 92.3% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 92.3% (continued)
California Infrastructure and Economic
Development Bank,
Revenue (SRI International) (LOC;
Wells Fargo Bank)	0.46	5/7/16	8,510,000	[a]	8,510,000
California Municipal Finance Authority,
MFHR (Pacific Meadows Apartments)
(Liquidity Facility; FHLMC and LOC;
FHLMC)	0.44	5/7/16	6,645,000	[a,b]	6,645,000
California Municipal Finance Authority,
Revenue (Westmount College) (LOC;
Comerica Bank)	0.51	5/7/16	12,050,000	[a]	12,050,000
California Pollution Control Financing
Authority,
PCR, Refunding (Pacific Gas and Electric
Company) (LOC; JPMorgan Chase Bank)	0.27	5/2/16	24,800,000	[a]	24,800,000
California Pollution Control Financing
Authority,
PCR, Refunding (Pacific Gas and Electric
Company) (LOC; JPMorgan Chase Bank)	0.25	5/2/16	16,600,000	[a]	16,600,000
California Pollution Control Financing
Authority,
PCR, Refunding (Pacific Gas and Electric
Company) (LOC; JPMorgan Chase Bank)	0.25	5/2/16	2,500,000	[a]	2,500,000
California Pollution Control Financing
Authority,
SWDR (Big Bear Disposal, Inc. Project)
(LOC; Union Bank NA)	0.42	5/7/16	3,900,000	[a]	3,900,000
California Pollution Control Financing
Authority,
SWDR (Garden City Sanitation, Inc.
Project) (LOC; Union Bank NA)	0.42	5/7/16	7,150,000	[a]	7,150,000
California Pollution Control Financing
Authority,
SWDR (Mission Trail Waste Systems,
Inc. Project) (LOC; Comerica Bank)	0.52	5/7/16	3,600,000	[a]	3,600,000
California Pollution Control Financing
Authority,
SWDR (South Bay Recycling Project)
(LOC; Union Bank NA)	0.42	5/7/16	1,550,000	[a]	1,550,000
California Pollution Control Financing
Authority,
SWDR, Refunding (BLT Enterprises of
Fremont LLC Project) (LOC; Union Bank
NA)	0.42	5/7/16	8,165,000	[a]	8,165,000
California Pollution Control Financing
Authority,
SWDR, Refunding (MarBorg Industries
Project) (LOC; Union Bank NA)	0.42	5/7/16	2,055,000	[a]	2,055,000
California Statewide Communities
Development Authority,
Revenue (Chadwick School) (LOC;
JPMorgan Chase Bank)	0.42	5/7/16	5,800,000	[a]	5,800,000
California Statewide Communities
Development Authority,
Revenue (Goodwill of Santa Cruz) (LOC;
Wells Fargo Bank)	0.44	5/7/16	1,460,000	[a]	1,460,000

	Coupon	Maturity	Principal
Short-Term Investments - 92.3% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 92.3% (continued)
California Statewide Communities
Development Authority,
Revenue (Metropolitan Area Advisory
Committee Project) (LOC; Bank of
America)	0.49	5/7/16	2,990,000	[a]	2,990,000
California Statewide Communities
Development Authority,
Revenue (New Morgan Hill Country
School) (LOC; Comerica Bank)	0.47	5/7/16	12,150,000	[a]	12,150,000
East Bay Municipal Utility District,
Water Revenue, CP (Liquidity Facility;
Sumitomo Mitsui Banking Corp.)	0.12	5/3/16	18,000,000		18,000,000
Golden Valley Unified School District,
GO Notes, TRAN	2.00	6/30/16	1,400,000		1,403,905
Irvine Ranch Water District,
GO Notes (Improvement District
Numbers 105, 112, 113, 121, 130, 140,
161, 182, 184, 186, 188, 212, 213, 221,
230, 240, 250, 261, 282, 284, 286 and
288) (LOC; U.S. Bank NA)	0.26	5/2/16	10,580,000	[a]	10,580,000
Irvine Unified School District Community
Facilities District Number 09-1,
Special Tax Revenue (LOC; Sumitomo
Mitsui Banking Corp.)	0.41	5/7/16	1,500,000	[a]	1,500,000
Kern County,
GO Notes, TRAN	7.00	6/30/16	1,000,000		1,010,932
Lancaster School District,
GO Notes, TRAN	2.00	6/30/16	3,680,000		3,690,547
Los Angeles County,
TRAN	5.00	6/30/16	4,000,000		4,030,792
Manteca Redevelopment Agency,
Subordinate Tax Allocation Revenue,
Refunding (Amended Merged Project
Area) (LOC; State Street Bank and Trust
Co.)	0.23	5/2/16	2,735,000	[a]	2,735,000
Monterey Peninsula Water Management
District,
COP (Wastewater Reclamation Project)
(LOC; Wells Fargo Bank)	0.51	5/7/16	6,198,000	[a]	6,198,000
Oakland,
GO Notes, TRAN	2.00	6/30/16	2,000,000		2,005,589
Orange County Irvine Coast Assessment
District Number 88-1,
Limited Obligation Improvement Bonds
(LOC; Sumitomo Mitsui Banking Corp.)	0.41	5/7/16	1,000,000	[a]	1,000,000
Riverside County,
GO Notes, TRAN	2.00	6/30/16	4,000,000		4,011,178
Sacramento County Housing Authority,
MFHR, Refunding (Stonebridge
Apartments) (LOC; FNMA)	0.42	5/7/16	8,000,000	[a]	8,000,000
San Bernardino County,
MFHR, Refunding (Rosewood
Apartments) (LOC; FNMA)	0.41	5/7/16	2,725,000	[a]	2,725,000
San Bernardino County,
MFHR, Refunding (Somerset
Apartments) (Liquidity Facility; FNMA
and LOC; FNMA)	0.41	5/7/16	2,995,000	[a]	2,995,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Short-Term Investments - 92.3% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 92.3% (continued)
San Bernardino County,
MFHR, Refunding (Sycamore Terrace
Apartments) (LOC; FNMA)	0.41	5/7/16	5,600,000	[a]	5,600,000
San Diego County,
COP (Museum of Contemporary Art San
Diego) (LOC; Northern Trust Company)	0.42	5/7/16	950,000	[a]	950,000
San Diego County,
COP (San Diego Museum of Art) (LOC;
Wells Fargo Bank)	0.44	5/7/16	400,000	[a]	400,000
San Mateo County Joint Powers Financing
Authority,
LR (Public Saftey Project) (LOC; Wells
Fargo Bank)	0.41	5/7/16	9,900,000	[a]	9,900,000
Santa Clara Valley Transportation
Authority,
Measure A Sales Tax Revenue,
Refunding (Liquidity Facility;
Sumitomo Mitsui Banking Corp.)	0.42	5/7/16	14,000,000	[a]	14,000,000
Santa Clara Valley Transportation
Authority,
Sales Tax Revenue, Refunding
(Liquidity Facility; State Street Bank
and Trust Co.)	0.43	5/7/16	7,275,000	[a]	7,275,000
Vacaville,
MFMR (Quail Run Apartments)
(Liquidity Facility; FNMA and LOC;
FNMA)	0.45	5/7/16	6,800,000	[a]	6,800,000
West Covina Redevelopment Agency,
LR, Refunding (The Lakes Public
Parking Project) (LOC; Wells Fargo
Bank)	0.49	5/7/16	1,870,000	[a]	1,870,000
Yosemite Unified School District,
GO Notes, TRAN	2.00	6/30/16	975,000		977,794

Total Investments (cost $357,873,737)			92.3%		357,873,737
Cash and Receivables (Net)			7.7%		30,057,161
Net Assets			100.0%		387,930,898

a Variable rate demand note—rate shown is the interest rate in effect at April 30, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, these securities amounted to
$21,645,000 or 5.58% of net assets.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Cash Management
April 30, 2016 (Unaudited)

The following is a summary of the inputs used as of April 30, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	357,873,737
Level 3 - Significant Unobservable Inputs	-
Total	357,873,737

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS Dreyfus Tax Exempt Cash Management

April 30, 2016 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments - 99.9%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 2.3%
Chatom Industrial Development Board,
Gulf Opportunity Zone Revenue
(PowerSouth Energy Cooperative
Projects) (LOC; National Rural Utilities
Cooperative Finance Corporation)	0.57	5/7/16	15,000,000	[a]	15,000,000
Mobile County Industrial Development
Authority,
Gulf Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.43	5/7/16	14,000,000	[a]	14,000,000
Tuscaloosa County Industrial Development
Authority,
Gulf Opportunity Zone Revenue (Hunt
Refining Project) (LOC; Bank of Nova
Scotia)	0.42	5/7/16	15,000,000	[a]	15,000,000
					44,000,000
Alaska - 1.3%
Alaska Housing Finance Corporation,
Home Mortgage Revenue (Liquidity
Facility; Wells Fargo Bank)	0.38	5/7/16	24,600,000	[a]	24,600,000
Arizona - .9%
Arizona Health Facilities Authority,
Revenue, Refunding (Phoenix
Children's Hospital) (P-FLOATS Series
MT-836) (Liquidity Facility; Bank of
America and LOC; Bank of America)	0.61	5/7/16	10,495,000	[a,b,c]	10,495,000
Tender Option Bond Trust Receipts (Series
2015-ZM0125),
(Salt River Project Agricultural
Improvement and Power District, Salt
River Project Electric System Revenue)
(Liquidity Facility; Royal Bank of
Canada)	0.43	5/7/16	1,900,000	[a,b,c]	1,900,000
Yavapai County Industrial Development
Authority,
Revenue (Skanon Investments, Inc. -
Drake Cement Project) (LOC; Citibank
NA)	0.46	5/7/16	4,500,000	[a]	4,500,000
					16,895,000
California - .5%
Los Angeles County,
GO Notes, TRAN	5.00	6/30/16	10,000,000		10,076,981
Colorado - 10.3%
Colorado Educational and Cultural
Facilities Authority,
Revenue (National Jewish Federation
Bond Program) (LOC; Northern Trust
Company)	0.30	5/2/16	2,445,000	[a]	2,445,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Short-Term Investments - 99.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Colorado - 10.3% (continued)
Colorado Educational and Cultural
Facilities Authority,
Revenue, Refunding (The Nature
Conservancy Project)	0.41	5/7/16	68,390,000	[a]	68,390,000
Colorado Health Facilities Authority,
Health Facilities Revenue (The
Evangelical Lutheran Good Samaritan
Society Project) (LOC; U.S. Bank NA)	0.41	5/7/16	8,530,000	[a]	8,530,000
Colorado Springs,
Utilities System Subordinate Lien
Improvement Revenue, Refunding
(Liquidity Facility; JPMorgan Chase
Bank)	0.45	5/7/16	14,000,000	[a]	14,000,000
Sheridan Redevelopment Agency,
Tax Increment Revenue, Refunding
(South Santa Fe Drive Corridor
Redevelopment Project) (LOC;
JPMorgan Chase Bank)	0.46	5/7/16	13,835,000	[a]	13,835,000
Southern Ute Indian Tribe of the Southern
Ute Indian Reservation,
Revenue	0.42	5/7/16	45,000,000	[a]	45,000,000
Southern Ute Indian Tribe of the Southern
Ute Indian Reservation,
Revenue	0.43	5/7/16	43,335,000	[a,b]	43,335,000
					195,535,000
Delaware - 3.7%
Delaware Health Facilities Authority,
Revenue (Christiana Care Health
Services)	0.37	5/7/16	71,000,000	[a]	71,000,000
District of Columbia - .8%
Metropolitan Washington Airports
Authority,
Dulles Toll Road Revenue, CP (LOC;
JPMorgan Chase Bank)	0.11	5/3/16	16,000,000		16,000,000
Florida - 4.5%
Gainesville,
Utilities System Revenue (Liquidity
Facility; Bank of America)	0.42	5/7/16	20,000,000	[a]	20,000,000
Gainesville,
Utilities System Revenue, CP (Liquidity
Facility; Bank of America)	0.45	5/19/16	24,500,000		24,500,000
Highlands County Health Facilities
Authority,
HR, Refunding (Adventist Health
System/Sunbelt Obligated Group)	0.38	5/7/16	4,300,000	[a]	4,300,000
Jacksonville Electric Authority,
Electric System Revenue, CP Liquidity
Facility; U.S. Bank NA)	0.49	5/9/16	24,800,000		24,800,000
Orlando Utilities Commission,
Utility System Revenue, Refunding	0.41	5/7/16	12,755,000	[a]	12,755,000
					86,355,000

	Coupon	Maturity	Principal
Short-Term Investments - 99.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Georgia - 1.3%
Fulton County Development Authority,
Revenue (Children's Healthcare of
Atlanta, Inc. Project) (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.43	5/7/16	5,925,000	[a]	5,925,000
Private Colleges and Universities
Authority,
Revenue (Emory University)	0.41	5/7/16	19,550,000	[a]	19,550,000
					25,475,000
Illinois - 6.2%
Brookfield,
Revenue (Brookfield Zoo Project) (LOC;
Northern Trust Company)	0.51	5/7/16	30,720,000	[a]	30,720,000
DuPage County,
Revenue (The Morton Arboretum
Project) (LOC; Northern Trust
Company)	0.50	5/7/16	20,000,000	[a]	20,000,000
Galesburg,
Revenue (Knox College Project) (LOC;
PNC Bank NA)	0.43	5/7/16	4,700,000	[a]	4,700,000
Illinois Development Finance Authority,
Revenue (BAPS, Inc. Project) (LOC;
Comerica Bank)	0.51	5/7/16	130,000	[a]	130,000
Illinois Development Finance Authority,
Revenue (Sinai Communitiy Institute
Project) (LOC; JPMorgan Chase Bank)	0.44	5/7/16	5,000,000	[a]	5,000,000
Illinois Educational Facilities Authority,
Revenue (National-Louis University)
(LOC; JPMorgan Chase Bank)	0.42	5/7/16	9,150,000	[a]	9,150,000
Illinois Finance Authority,
IDR (Fitzpatrick Brothers, Inc. Project)
(Liquidity Facility; Northern Trust
Company)	0.51	5/7/16	3,280,000	[a]	3,280,000
Illinois Finance Authority,
Revenue (Ingalls Health System
Obligated Group) (LOC; JPMorgan
Chase Bank)	0.44	5/7/16	19,100,000	[a]	19,100,000
Illinois Finance Authority,
Revenue (Steppenwolf Theatre
Company Project) (LOC; Northern Trust
Company)	0.42	5/7/16	5,675,000	[a]	5,675,000
Illinois Health Facilities Authority,
Revenue (Evanston Hospital
Corporation) (Liquidity Facility; Wells
Fargo Bank)	0.38	5/7/16	10,940,000	[a]	10,940,000
Tender Option Bond Trust Receipts (Series
2015-XM0078),
(Illinois Toll Highway Authority, Toll
Highway Senior Revenue) (Liquidity
Facility; Royal Bank of Canada)	0.45	5/7/16	10,365,000[a,b,c]		10,365,000
					119,060,000
Indiana - 2.6%
Indiana Finance Authority,
HR (Parkview Health System Obligated
Group) (Parkview Health System
Obligated Group) (LOC; Wells Fargo
Bank)	0.39	5/7/16	50,000,000	[a]	50,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Short-Term Investments - 99.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Louisiana - 3.3%
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue (Kenner Theatres, L.L.C.
Project) (LOC; FHLB)	0.42	5/7/16	3,650,000	[a]	3,650,000
Louisiana Public Facilities Authority,
Revenue (Air Products and Chemicals
Project)	0.38	5/7/16	33,215,000	[a]	33,215,000
Louisiana Public Facilities Authority,
Revenue (Air Products and Chemicals
Project)	0.38	5/7/16	16,900,000	[a]	16,900,000
Port of New Orleans Board of
Commissioners,
Subordinate Lien Revenue, Refunding
(LOC; FHLB)	0.42	5/7/16	8,195,000	[a]	8,195,000
					61,960,000
Maryland - 2.5%
Maryland Community Development
Administration, Department of Housing
and Community Development,
Multifamily Development Revenue
(Crusaders Arms Apartments) (LOC;
FHLMC)	0.41	5/7/16	1,800,000	[a]	1,800,000
Maryland Department of Transportation,
Consolidated Transportation Revenue	4.00	5/15/16	1,075,000		1,076,707
Maryland Economic Development
Corporation,
EDR (Catholic Relief Services Facility)
(LOC; Bank of America)	0.44	5/7/16	16,825,000	[a]	16,825,000
Maryland Economic Development
Corporation,
Revenue (Easter Seals Facility) (LOC;
M&T Trust)	0.46	5/7/16	5,935,000	[a]	5,935,000
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Stella Maris Issue) (LOC; M&T
Trust)	0.45	5/7/16	8,715,000	[a]	8,715,000
Maryland Stadium Authority,
Sports Facilities LR, Refunding
(Football Stadium Issue) (Liquidity
Facility; Sumitomo Mitsui Banking
Corp.)	0.42	5/7/16	13,900,000	[a]	13,900,000
					48,251,707
Massachusetts - 1.7%
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue) (Liquidity Facility; Wells Fargo
Bank)	0.39	5/7/16	16,000,000	[a]	16,000,000
Massachusetts Housing Finance Agency,
Housing Revenue (Princeton Westford
Project) (LOC; Bank of America)	0.42	5/7/16	4,800,000	[a]	4,800,000
New Bedford,
GO Notes, BAN	1.50	5/3/16	11,220,000		11,220,716
					32,020,716

	Coupon	Maturity	Principal
Short-Term Investments - 99.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan - 2.3%
Board of Trustees of the Michigan State
University,
CP	0.10	5/13/16	23,220,000		23,220,000
Michigan Housing Development Authority,
SFMR (Liquidity Facility; FHLB)	0.40	5/7/16	20,000,000	[a]	20,000,000
					43,220,000
Minnesota - 3.5%
Cohasset,
Revenue, Refunding (Minnesota Power
and Light Company Project) (LOC;
JPMorgan Chase Bank)	0.46	5/7/16	5,100,000	[a]	5,100,000
Hennepin County,
GO Notes (Liquidity Facility; U.S. Bank
NA)	0.40	5/7/16	21,000,000	[a]	21,000,000
Minneapolis,
Revenue (University Gateway Project)
(Liquidity Facility; Wells Fargo Bank)	0.39	5/7/16	5,500,000	[a]	5,500,000
Southern Minnesota Municipal Power
Agency,
Power Supply System Revenue, CP
(Liquidity Facility; U.S. Bank NA)	0.45	5/19/16	35,000,000		35,000,000
					66,600,000
Missouri - 3.1%
Curators of the University of Missouri,
CP	0.08	5/17/16	20,000,000		20,000,000
Missouri Health and Educational Facilities
Authority,
Revenue (Ascension Health Senior
Health Group)	0.39	5/7/16	4,600,000	[a]	4,600,000
Missouri Highways and Transportation
Commission,
First Lien State Road Revenue	5.00	5/1/16	1,500,000		1,500,201
Saint Charles County Public Water Supply
District Number 2,
COP (Project Lease Agreement) (LOC;
Bank of America)	0.44	5/7/16	13,000,000	[a]	13,000,000
Saint Louis,
General Fund Revenue, TRAN	2.00	6/1/16	20,000,000		20,027,806
					59,128,007
Nebraska - 1.0%
Nebraska Investment Finance Authority,
SFHR (Liquidity Facility; FHLB)	0.41	5/7/16	15,375,000	[a]	15,375,000
Tender Option Bond Trust Receipts (Series
2015-XF2206),
(University of Nebraska Board of
Regents, Revenue (University of
Nebraska-Lincoln Student Fees and
Facilities)) (Liquidity Facility; Citibank
NA)	0.46	5/7/16	3,100,000	[a,b,c]	3,100,000
					18,475,000
New Jersey - 1.1%
Burlington County Bridge Commission,
Lease Revenue Notes (Governmental
Leasing Program)	1.50	5/17/16	7,000,000		7,003,748

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Short-Term Investments - 99.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 1.1% (continued)
Toms River Township,
GO Notes, BAN	1.00	6/22/16	13,909,200		13,916,056
					20,919,804
New York - 8.7%
Dutchess County Industrial Development
Agency,
Civic Facility Revenue (Anderson
Foundation for Autism, Inc. Project)
(LOC; M&T Trust)	0.46	5/7/16	7,165,000	[a]	7,165,000
Dutchess County Industrial Development
Agency,
Civic Facility Revenue (Arbor Ridge at
Brookmeade Project) (LOC; M&T Trust)	0.46	5/7/16	8,635,000	[a]	8,635,000
Lancaster Industrial Development Agency,
Civic Facility Revenue (GreenField
Manor, Inc. Project) (LOC; M&T Trust)	0.46	5/7/16	5,365,000	[a]	5,365,000
Metropolitan Transportation Authority,
Dedicated Tax Fund, BAN	0.75	6/1/16	10,000,000		10,004,391
Metropolitan Transportation Authority,
Transportation Revenue (LOC; Bank of
Tokyo-Mitsubishi UFJ, Ltd.)	0.40	5/7/16	48,000,000	[a]	48,000,000
Metropolitan Transportation Authority,
Transportation Revenue (LOC; TD
Bank)	0.38	5/7/16	9,000,000	[a]	9,000,000
Metropolitan Transportation Authority,
Transportation Revenue (LOC; TD
Bank)	0.41	5/7/16	3,275,000	[a]	3,275,000
Nassau County Industrial Development
Agency,
Civic Facility Improvement Revenue,
Refunding (Cold Spring Harbor
Laboratory Project) (Liquidity Facility;
TD Bank)	0.28	5/2/16	7,800,000	[a]	7,800,000
New York Housing Finance Agency,
Housing Revenue (330 Riverdale
Avenue Apartments) (LOC; Bank of
America)	0.43	5/7/16	9,200,000	[a]	9,200,000
New York Local Government Assistance
Corporation,
Subordinate Lien Revenue, Refunding
(Liquidity Facility; Bank of America)	0.42	5/7/16	6,000,000	[a]	6,000,000
New York State Housing Finance Agency,
Housing Revenue (42nd Street and 10th
Avenue) (Liquidity Facility; FHLMC and
LOC; FHLMC)	0.39	5/7/16	1,000,000	[a]	1,000,000
New York State Housing Finance Agency,
State Personal Income Tax Revenue
(Economic Development and Housing)
(Liquidity Facility; JPMorgan Chase
Bank)	0.41	5/7/16	38,400,000	[a]	38,400,000
Port Authority of New York and New
Jersey,
CP	0.10	5/20/16	5,000,000		5,000,000

	Coupon	Maturity	Principal
Short-Term Investments - 99.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 8.7% (continued)
Tompkins County Industrial Development
Agency,
Civic Facility Revenue (Community
Development Properties Ithaca, Inc.
Project) (LOC; M&T Trust)	0.51	5/7/16	7,880,000	[a]	7,880,000
					166,724,391
North Carolina - 1.7%
Forsyth County,
GO Notes (Library Bonds)	4.00	5/1/16	1,200,000		1,200,128
Guilford County,
GO Notes (Liquidity Facility; Branch
Banking and Trust Co.)	0.44	5/7/16	11,600,000	[a]	11,600,000
North Carolina,
GO Notes, Refunding	5.00	6/1/16	4,070,000		4,086,517
North Carolina,
LOR, Refunding (Citigroup ROCS, Series
2015-XF2113) (Liquidity Facility;
Citibank NA)	0.44	5/7/16	2,800,000	[a,b,c]	2,800,000
North Carolina Capital Facilities Finance
Agency,
Revenue (Duke University Project)
(Eagle Series 2014-0051) (Liquidity
Facility; Citibank NA)	0.45	5/7/16	12,000,000	[a,b,c]	12,000,000
					31,686,645
Ohio - .9%
Ohio,
GO Notes (Third Frontier Research and
Development)	2.00	5/1/16	5,000,000		5,000,241
Ohio Higher Educational Facility
Commission,
Revenue, CP (Cleveland Clinic Health
System)	0.08	5/24/16	13,000,000		13,000,000
					18,000,241
Pennsylvania - 6.0%
Bucks County Industrial Development
Authority,
HR (Grand View Hospital) (LOC; PNC
Bank NA)	0.41	5/7/16	35,350,000	[a]	35,350,000
East Hempfield Township Industrial
Development Authority,
Revenue (The Mennonite Home
Project) (LOC; M&T Trust)	0.46	5/7/16	9,055,000	[a]	9,055,000
East Hempfield Township Industrial
Development Authority,
Revenue (The Mennonite Home
Project) (LOC; M&T Trust)	0.46	5/7/16	2,015,000	[a]	2,015,000
General Authority of South Central
Pennsylvania,
Revenue (Lutheran Social Services of
South Central Pennsylvania Project)
(LOC; M&T Trust)	0.46	5/7/16	14,535,000	[a]	14,535,000
Jackson Township Industrial Development
Authority,
Revenue (StoneRidge Retirement Living
Project) (LOC; PNC Bank NA)	0.42	5/7/16	4,350,000	[a]	4,350,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Short-Term Investments - 99.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania - 6.0% (continued)
Philadelphia,
GO Notes, TRAN	2.00	6/30/16	15,000,000		15,042,164
Philadelphia School District,
GO Notes, Refunding (LOC; PNC Bank
NA)	0.41	5/7/16	24,700,000	[a]	24,700,000
Pittsburgh Water and Sewer Authority,
Water and Sewer System First Lien
Revenue, Refunding (LOC; Royal Bank
of Canada)	0.41	5/7/16	6,600,000	[a]	6,600,000
Ridley School District,
GO Notes (LOC; TD Bank)	0.43	5/7/16	2,000,000	[a]	2,000,000
					113,647,164
South Carolina - .5%
North Charleston,
Tax Increment Bond (Charleston Naval
Complex Redevelopment Plan Project)
(Liquidity Facility; Bank of America)	0.42	5/7/16	5,345,000	[a]	5,345,000
North Charleston Public Facilities
Corporation,
COP, Refunding (Convention Center
Complex Projects) (LOC; Bank of
America)	0.39	5/7/16	3,290,000	[a]	3,290,000
Richland County School District Number 2,
GO Notes	4.00	5/1/16	1,150,000		1,150,119
					9,785,119
Tennessee - 7.0%
Blount County Public Building Authority,
Local Government Public Improvement
Revenue (LOC; Branch Banking and
Trust Co.)	0.43	5/7/16	7,870,000	[a]	7,870,000
Johnson City Health and Educational
Facilities Board,
HR (Mountain States Health Alliance)
(LOC; U.S. Bank NA)	0.40	5/7/16	4,075,000	[a]	4,075,000
Metropolitan Government Nashville and
Davidson County,
CP (Liquidity Facility; Mizuho Bank,
Ltd.)	0.45	5/19/16	40,000,000		40,000,000
Sevier County Public Building Authority,
Local Government Public Improvement
Revenue (LOC; Bank of America)	0.42	5/7/16	35,125,000	[a]	35,125,000
Sevier County Public Building Authority,
Local Government Public Improvement
Revenue (LOC; FHLB)	0.42	5/7/16	5,030,000	[a]	5,030,000
Shelby County Health Educational and
Housing Facility Board,
Educational Facilities Revenue (Rhodes
College) (LOC; Wells Fargo Bank)	0.46	5/7/16	5,000,000	[a]	5,000,000
Tennessee,
CP (Liquidity Facility; Tennessee
Consolidated Retirement System)	0.07	5/5/16	20,223,000		20,223,000
Tennessee,
CP (Liquidity Facility; Tennessee
Consolidated Retirement System)	0.07	5/10/16	15,600,000		15,600,000
					132,923,000

	Coupon	Maturity	Principal
Short-Term Investments - 99.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 13.9%
Dallas,
CP (Liquidity Facility; State Street Bank
and Trust Co.)	0.08	5/17/16	27,000,000		27,000,000
Dallas,
CP (Liquidity Facility; State Street Bank
and Trust Co.)	0.47	5/19/16	18,892,000		18,892,000
Denton Independent School District,
Unlimited Tax School Building Bonds
(Liquidity Facility; Bank of America)	0.40	5/7/16	25,000,000	[a]	25,000,000
El Paso,
Water and Sewer Revenue, CP
(Liquidity Facility; Bank of America)	0.48	5/24/16	5,000,000		5,000,000
El Paso Independent School District,
Unlimited Tax School Building Bonds
(Liquidity Facility; JPMorgan Chase
Bank and LOC; Permanent School Fund
Guarantee Program)	0.09	5/19/16	10,000,000		10,000,000
Harris County Cultural Education Facilities
Finance Corporation,
HR (Memorial Hermann Health System)	0.39	5/7/16	16,700,000	[a]	16,700,000
Harris County Cultural Education Facilities
Finance Corporation,
Revenue, CP (The Methodist Hospital
System)	0.07	5/4/16	5,000,000		5,000,000
Houston,
CP (Liquidity Facility; Sumitomo Mitsui
Banking Corp.)	0.60	5/26/16	10,000,000		10,000,000
Lower Colorado River Authority,
Revenue, CP (LOC: JPMorgan Chase
Bank and State Street Bank and Trust
Co.)	0.08	5/10/16	8,000,000		8,000,000
Red River Education Finance Corporation,
Higher Education Revenue (Texas
Christian University Project) (Liquidity
Facility; Northern Trust Company)	0.42	5/7/16	51,000,000	[a]	51,000,000
Red River Education Finance Corporation,
Higher Education Revenue (Texas
Christian University Project) (Liquidity
Facility; Northern Trust Company)	0.42	5/7/16	20,000,000	[a]	20,000,000
San Antonio,
Water System Junior Lien Revenue,
Refunding	4.00	5/15/16	2,750,000		2,754,359
San Antonio,
Water System Junior Lien Revenue,
Refunding	5.00	5/15/16	1,000,000		1,001,997
Tarrant County Cultural Education
Facilities Finance Corporation,
HR (Methodist Hospitals of Dallas
Project) (LOC; JPMorgan Chase Bank)	0.31	5/2/16	10,000,000	[a]	10,000,000
Tarrant County Cultural Education
Facilities Finance Corporation,
Revenue, Refunding (CHRISTUS Health)
(LOC; Sumitomo Mitsui Banking Corp.)	0.42	5/7/16	16,575,000	[a]	16,575,000
Texas,
GO Notes (Veterans Bonds) (Liquidity
Facility; Landesbank Hessen-Thuringen
Girozentrale)	0.43	5/7/16	13,825,000	[a]	13,825,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Short-Term Investments - 99.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 13.9% (continued)
Texas Transportation Commission,
GO Mobility Fund Bonds (Liquidity
Facility: California Public Employees
Retirement System and State Street
Bank and Trust Co.)	0.40	5/7/16	16,300,000	[a]	16,300,000
University of Houston,
University Revenue, CP	0.45	5/12/16	7,100,000		7,100,000
					264,148,356
Utah - 2.1%
Utah County,
HR (Intermountain Health Care Health
Services, Inc.) (Liquidity Facility; U.S.
Bank NA)	0.39	5/7/16	18,600,000	[a]	18,600,000
Utah Housing Finance Agency,
MFHR, Refunding (Candlestick
Apartments Project) (Liquidity Facility;
FNMA and LOC; FNMA)	0.45	5/7/16	6,400,000	[a]	6,400,000
Weber County,
HR (Intermountain Health Care Health
Services, Inc.) (Liquidity Facility; U.S.
Bank NA)	0.39	5/7/16	14,200,000	[a]	14,200,000
					39,200,000
Washington - 3.2%
King County,
Junior Lien Sewer Revenue (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	0.42	5/7/16	7,500,000	[a]	7,500,000
Washington,
Various Purpose GO, Refunding (P-
FLOATS Series PT-4658) (Liquidity
Facility; Bank of America)	0.42	5/7/16	7,250,000[a,b,c]		7,250,000
Washington Health Care Facilities
Authority,
Revenue (Providence Health and
Services) (Liquidity Facility; U.S. Bank
NA)	0.43	5/7/16	6,550,000	[a]	6,550,000
Washington Health Care Facilities
Authority,
Revenue (Providence Health and
Services) (Liquidity Facility; U.S. Bank
NA)	0.43	5/7/16	22,900,000	[a]	22,900,000
Washington Housing Finance Commission,
MFHR (Reserve at Renton Apartments
Project) (LOC; FHLB)	0.42	5/7/16	8,000,000	[a]	8,000,000
Washington Housing Finance Commission,
Nonprofit Revenue, Refunding
(Panorama City Project) (LOC; Wells
Fargo Bank)	0.49	5/7/16	3,510,000	[a]	3,510,000
Washington Housing Finance Commission,
Revenue (Reserve at SeaTac
Apartments Project) (LOC; FHLB)	0.42	5/7/16	5,500,000	[a]	5,500,000
					61,210,000

	Coupon	Maturity	Principal
Short-Term Investments - 99.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Wisconsin - 3.0%
Milwaukee Redevelopment Authority,
Redevelopment LR (University of
Wisconsin-Milwaukee Kenilworth
Project) (LOC; U.S. Bank NA)	0.44	5/7/16	5,385,000	[a]	5,385,000
Oneida Tribe of Indians of Wisconsin,
Health Facilities Revenue (LOC; Bank of
America)	0.48	5/7/16	11,090,000	[a]	11,090,000
Wisconsin Health and Educational
Facilities Authority,
Revenue (Ascension Health Senior
Credit Group) (Eclipse Funding Trust,
Series 0029) (Liquidity Facility; U.S.
Bank NA and LOC; U.S. Bank NA)	0.41	5/7/16	22,750,000[a,b,c]		22,750,000
Wisconsin Health and Educational
Facilities Authority,
Revenue (Mequon Jewish Campus, Inc.
Project) (LOC; JPMorgan Chase Bank)	0.46	5/7/16	8,345,000	[a]	8,345,000
Wisconsin Housing and Economic
Development Authority,
Home Ownership Revenue (Liquidity
Facility; Royal Bank of Canada)	0.43	5/7/16	9,500,000	[a]	9,500,000
					57,070,000

Total Investments (cost $1,903,967,131)			99.9%		1,903,967,131
Cash and Receivables (Net)			0.1%		2,334,460
Net Assets			100.0%		1,906,301,591

a Variable rate demand note—rate shown is the interest rate in effect at April 30, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, these securities amounted to
$113,995,000 or 5.98% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-
term rates).

STATEMENT OF INVESTMENTS
Dreyfus Tax Exempt Cash Management
April 30, 2016 (Unaudited)

The following is a summary of the inputs used as of April 30, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,903,967,131
Level 3 - Significant Unobservable Inputs	-
Total	1,903,967,131

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Tax Exempt Cash Management Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 22, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 22, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)